Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Nuveen Premium Income Municipal Fund 2, Inc.
333 West Wacker Drive
Chicago, Illinois  60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-06621

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Nuveen Premium Income Municipal Fund 2, Inc. (the “Fund”) to be redeemed:

Municipal Auction Rate Cumulative Preferred Shares, Liquidation Preference $25,000 per share, Series M (CUSIP #67063W508), Series M2 (CUSIP #67063W805), Series T (CUSIP #67063W300), Series T2 (CUSIP #67063W888), Series W (CUSIP #67063W607), Series TH (CUSIP #67063W409), Series TH2 (CUSIP #67063W870), Series F1 (CUSIP #67063W201), Series F2 (CUSIP #67063W706), Series F3 (CUSIP #67063W862) and Series F4 (CUSIP #67063W854) (the “MuniPreferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M	May 26, 2011
M2	May 26, 2011
T	May 27, 2011
T2	May 27, 2011
W	May 31, 2011
TH	June 1, 2011
TH2	June 1, 2011
F1	May 26, 2011
F2	May 26, 2011
F3	May 26, 2011
F4	May 26, 2011

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The MuniPreferred Shares are to be redeemed pursuant to Section 11(a)(i) of the Statement Establishing and Fixing the Rights and Preferences of Municipal Auction Rate Cumulative Preferred Stock of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding MuniPreferred Shares, as set forth below:

Series	Number of Shares
M	1,600
M2	1,379
T	2,401
T2	2,683
W	1,600
TH	2,401
TH2	1,379
F1	1,601
F2	1,504
F3	1,915
F4	1,038

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 5th day of May, 2011.

NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC.

By:	/s/ Mark L. Winget
Name: Mark L. Winget
Title: Vice President and Assistant Secretary